Subsequent Events		9 Months Ended
	Jan. 08, 2021	Sep. 30, 2021
TPG Pace Solutions
Subsequent Events

6.    Subsequent Events

On March 18, 2021, in its Second Amended and Restated Memorandum and Articles of Association, the Company authorized the issuance of up to 30,000,000 Class G ordinary shares, par value of $0.0001 per share. On March 18, 2021, the Company’s board of directors approved a recapitalization whereby the Sponsor forfeited 17,222,222 Class F ordinary shares for no consideration and received 5,555,556 Class G ordinary shares at par value $0.0001 per share. As of March 18, 2021, the Sponsor held 2,777,778 Class F ordinary shares and 5,555,556 Class G ordinary shares.

On March 18, 2021, the Company entered into the Forward Purchase Agreement for a total of 5,000,000 shares, or approximately $50,000,000.

On March 18, 2021, the Company entered into the Additional Forward Purchase Agreements for a total of 10,000,000 shares, or approximately $100,000,000.

On March 22, 2021 the Company’s Sponsor loaned the Company $750,000 under an unsecured non-interest bearing promissory note to pay up front costs associated with the Proposed Offering.

There are no other subsequent events through March 25, 2021, the date the financial statements were issued, which require adjustment or disclosure.

7. Subsequent Events

Effective October 22, 2021, the Sponsor entered into a commitment letter in which it committed to lending funds, if needed, to the Company to timely satisfy any of the Company’s financial obligations or debt service requirements through April 30, 2023, and further to defer any required repayment of existing loans, or any loans made during the period from the Close Date to April 30, 2023, until after April 30, 2023.

Management has performed an evaluation of subsequent events through the date of issuance of the financial statements, noting no other subsequent events which require adjustment or disclosure.